CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continued operations	$ (3,989)	$ (3,484)	$ 1,461
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,881	4,065	4,292
Gain from change in fair value of derivatives	(19)	(34)	(311)
Non cash finance expense	(73)	566	354
Lease modification	(1,315)
Provision for restructuring expenses (see note 9)	657
Change in provision for doubtful accounts	248	(8)	38
Share in results of affiliated companies	76	185	132
Share based compensation	160	138	38
Liability in respect of employee rights upon retirement	94	(341)	(897)
Impairment of intangible assets		298
Impairment of fixed assets	1,820
Capital gain from sale of fixed assets	(468)
Deferred income taxes, net	(686)	(1,438)	(450)
Government loan forgiveness	(1,442)
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(2,934)	9,472	(2,037)
Decrease (increase) in other current assets and prepaid expenses	(959)	310	2,500
Decrease (increase) in inventory	(681)	1,868	(5,740)
Increase (decrease) in trade accounts payable	2,571	(5,336)	3,349
Increase (decrease) in accrued expenses	(218)	(252)	982
Increase (decrease) in other long-term liabilities	8	(62)	(118)
Net cash provided by (used in) operating activities from continued operation	(2,269)	5,947	3,593
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in affiliated company			(10)
Proceeds from sale of property and equipment	1,163
Purchase of property and equipment	(16,247)	(3,894)	(3,269)
Purchase of intangible assets	(555)	(1,513)
Net cash used in continued investing activities	(15,639)	(5,407)	(3,279)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term credit received from banks	3,000	3,960
Proceeds from long-term loans received	3,042	3,692
Net cash provided by continued financing activities	6,042	7,652
CASH FLOWS FROM DISCONTINUED ACTIVITIES:
Net cash provided by operating activities	777	153	(171)
Net cash used in investing activities			(134)
Net cash provided by (used in) discontinued activities	777	153	(305)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(11,089)	8,345	9
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	24,304	15,959	15,950
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	13,215	24,304	15,959
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	199	6,575	942
Additions of operating lease right-of-use assets and operating lease liabilities	399	1,756	648
Classification inventory to fixed assets	829
Supplemental disclosure of cash flow information:
Interest paid	(251)	(3)	(28)
Income taxes received (paid), net		$ (3)	$ 673